LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS
7.	LONG-TERM INVESTMENTS

	As of December 31,
	2021	2022
	RMB	RMB
Investments in equity securities	—	30,000
Investments in equity method investee	1,902	1,856
Total	1,902	31,856

In July 2022, the Group purchased 1.2% equity interest of Vertilite Co., Ltd. (“Vertilite”) with total consideration RMB30,000 and recorded the investment in equity securities without readily determinable fair value. Vertilite is a company specializing in the development of high power and high speed vertical-cavity surface-emitting laser and module solutions.